Lease - Right-of-use assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lease
Right of use assets - beginning balance	$ 261
Additions to right-of-use assets		$ 301
Depreciation	(56)	(40)
Right of use assets - end balance	$ 205	$ 261